Operating Lease Liabilities	12 Months Ended
Dec. 31, 2024
Operating Lease Liabilities [Abstract]
OPERATING LEASE LIABILITIES

13 – OPERATING LEASE LIABILITIES

Operating lease liabilities consists of the following:

	Discount rate %	December 31, 2024	Discount rate %	December 31, 2023

Short-term lease liabilities	21-55	484,043	21-55	412,564
Long-term lease liabilities	21-55	87,713	21-55	277,956
Total		571,756		690,520

As at December 31, 2024 and 2023 maturity of the operating lease liabilities are as follows:

	Dec 31, 2024	Dec 31, 2023

2024	--	412,564
2025	484,043	233,984
2026	87,713	43,972
Total	571,756	690,520

The following table presents supplemental information used to calculate the present value of operating lease liabilities:

	Dec 31, 2024	Dec 31, 2023

Weighted average remaining lease term (in years)	1.36	1.78
Weighted average discount rate %	40%	30%

Supplemental cash flow information related to operating leases included in cash flow from operating activities was as follows:

	Dec 31, 2024	Dec 31, 2023

Cash paid for operating leases	(985,506)	(1,403,266)
Total	(985,506)	(1,403,266)